Share Capital and Reserves (Details) - Schedule of composition of share capital - shares	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Composition Of Share Capital Abstract
Authorized, Ordinary shares, par value NIS 0.01 each	100,000,000	100,000,000
Issued and outstanding, Ordinary shares, par value NIS 0.01 each	22,694,296	7,984,706